CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Condensed financial information pertaining only to the parent company, SI Financial Group, Inc., is as follows:

	December 31,
Condensed Balance Sheets	2013	2012
Assets:	(In Thousands)
Cash and cash equivalents	$6,589	$9,591
Available for sale securities	5,082	8,380
Investment in Savings Institute Bank and Trust Company	138,506	109,948
ESOP note receivable	5,145	5,600
Taxes receivable	3,885	—
Other assets	2,322	991
Total assets	$161,529	$134,510

Liabilities and Shareholders' Equity:
Liabilities	$8,687	$8,751
Shareholders' equity	152,842	125,759
Total liabilities and shareholders' equity	$161,529	$134,510

Condensed Statements of Operations	Years Ended December 31,
	2013	2012	2011
	(In Thousands)
Dividend from subsidiary	$24,400	$—	$—
Interest and dividends on investments	123	159	248
Other income	276	399	484
Total income	24,799	558	732

Operating expenses	2,152	758	1,275
Income (loss) before income taxes and equity in undistributed net income	22,647	(200)	(543)
Income tax benefit	(418)	(35)	(185)
Income (loss) before equity in undistributed net (loss) income of subsidiary	23,065	(165)	(358)
Equity in undistributed net (loss) income of subsidiary	(23,920)	1,283	2,775
Net (loss) income	$(855)	$1,118	$2,417

Condensed Statements of Cash Flows	Years Ended December 31,
	2013	2012	2011
Cash flows from operating activities:	(In Thousands)
Net (loss) income	$(855)	$1,118	$2,417
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Equity in undistributed (loss) income of subsidiary	23,920	(1,283)	(2,775)
Excess tax benefit from share-based payment arrangements	(9)	(4)	(3)
Deferred income taxes	(1,050)	60	(104)
Other, net	211	163	(497)
Cash provided by (used in) operating activities	22,217	54	(962)

Cash flows from investing activities:
Purchase of available for sale securities	—	(1,907)	(8,277)
Proceeds from maturities of available for sale securities	3,165	2,069	2,000
Proceeds from sale of available for sale securities	—	2,025	2,300
Net cash paid for Newport acquisition	(28,272)	—	—
Payments received on ESOP note receivable	455	435	421
Issuance of ESOP note receivable	—	—	(3,141)
Investment in subsidiary	655	499	(29,450)
Cash (used in) provided by investing activities	(23,997)	3,121	(36,147)

Cash flows from financing activities:
Purchase of shares for equity plan	—	(2,238)	—
Stock options exercised	94	10	—
Common shares repurchased	(98)	(5,301)	(5)
Cash dividends on common stock	(1,227)	(1,171)	(1,191)
Excess tax benefit from share-based payment arrangements	9	4	3
Net proceeds from common stock offering	—	—	51,099
Cash (used in) provided by financing activities	(1,222)	(8,696)	49,906

Net change in cash and cash equivalents	(3,002)	(5,521)	12,797
Cash and cash equivalents at beginning of year	9,591	15,112	2,315
Cash and cash equivalents at end of year	$6,589	$9,591	$15,112